WARRANTS	12 Months Ended
Dec. 31, 2022
Warrants
WARRANTS

NOTE 18 – WARRANTS

Warrant Classified as Liabilities

The Company’s warrant liabilities contained unobservable inputs that reflected the Company’s own assumptions in which there was little, if any, market activity as of the measurement date. Accordingly, the Company’s warrant liabilities are measured on a recurring basis using unobservable inputs and were classified as level 3 measurements.

In connection with the September Promissory Note, on September 16, 2021 Fr8App also issued the September Warrant Securities to Hudson to purchase certain of its securities. Hudson assigned the warrants it received from Fr8App to ATW Opportunities, an affiliate of a shareholder and executed a Warrant Assignment Agreement on September 16, 2021 (see Note 13). Pursuant to the terms of the warrant agreement, upon closing of the Merger, the warrant will be automatically deemed exercised and the Company will issue 1,891,928 shares of the Company’s Series A3 Preferred Stock and warrants to purchase 1,891,928 shares of Series A3 Preferred Stock at an exercise price of $1.125 based on the Exchange Ratio of 1.26855.

The warrant agreement includes additional optional exercise triggers upon certain financing transactions if the Merger is not completed. In addition, if the warrants are not exercised prior to October 7, 2022 under any of the additional optional exercise triggers, then at any time on or after October 7, 2022, the warrant holder may elect to exercise a warrant to purchase up to a number of September Warrant Securities equal to the quotient obtained by dividing (A) $2,700,000 (“September Warrant Value”), by (B) 75% of the fair market value of a share of the most senior class of equity securities of the Company outstanding at the time of exercise as determined by mutual agreement. If the warrant has not been exercised in full by October 7, 2023, the warrant shall automatically be exercised by instructing the Company to withhold a number of Warrant Securities then issuable upon exercise of the warrant with an aggregate fair market value as of the exercise date equal to the exercise price of $0.01 multiplied by the number of September Warrant Securities as determined by the September Warrant Value.

The warrants are considered an unconditional obligation to issue a variable number of the Company’s shares for a fixed monetary amount known at inception. As such, the warrants are recorded as a liability until exercised.

The Company measured the fair value of the warrants to be $2,692,396, comprised of $1,703,782 fair value of Series A3 Preferred Stock, and $988,614 fair value of Series A3 Preferred Stock warrants based on a Black-Scholes option pricing model. The Company recorded the fair value of the warrant on inception date on September 16, 2021 as a liability and the excess fair value over the proceeds received from the September Promissory Note in the amount of $1,192,396 was recorded in other expenses on the accompanying consolidated statements of operations. The Company remeasured the fair value on December 31, 2021 and the periodic change in fair value, which amounted to $497,759, is reflected in change of fair value of warrant liabilities within the consolidated statements of operations. The Company remeasured the fair value on the settlement date, February 14, 2022 and the periodic change in fair value, which amounted to $56,758, was reflected in change of fair value of warrant liabilities within the consolidated statements of operations.

The following assumptions were used when calculating the fair value of the A3 Warrants:

	2022	2021
Exercise price of the warrants	$0.01-1.125	$0.01-$1.125
Expected life of the warrants	0.01-6.59 years	0.3-7 years
Current value of the underlying Series A3 Preferred Stock	$0.77	$0.75-$0.82
Expected volatility	28.3%-66.2%	58.5%-71.3%
Expected dividend yield	0.00%	0.00%
Risk-free interest rates	0.05%-2.02%	0.02%-1.44%

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

NOTE 18 – WARRANTS (CONTINUED)

As part of the Merger, all Series A3 Preferred Stock and warrants were replaced to Series B Preferred Stock and warrants with identical terms to Series A3 Preferred Stock and warrants

Pursuant to the terms of the September Warrant Securities, upon closing of the Merger, the warrant securities were exercised and the Company issued 1,090,909 shares of its Series B Preferred Stock and warrants to purchase 1,891,928 shares of Series B Preferred Stock at an exercise price of $1.125 based on the Exchange Ratio of 1.26855 (see Note 20).

On December 29, 2021, Fr8App issued warrants to an affiliate of a shareholder in connection with the First and Second December Promissory Note (see Note 13). Pursuant to the terms of the warrant agreement, upon closing of the Merger (see Note 13), the warrant will be automatically deemed exercised and the Company will issue 2,376,439 shares of the Company’s Series A3 Preferred Stock and warrants to purchase 2,376,439 shares of Series A3 Preferred Stock at an exercise price of $1.125 based on the Exchange Ratio of 1.26855 (“December Warrant Securities”).

The warrant agreement includes additional optional exercise triggers upon certain financing transactions if the Merger is not completed. In addition, if the warrants are not exercised prior to December 29, 2022 under any of the additional optional exercise triggers, then at any time on or after December 29, 2022, the warrant holder may elect to exercise a warrant to purchase up to a number of December Warrant Securities equal to the quotient obtained by dividing (A) $3,391,452 (“December Warrant Value”), by (B) 75% of the fair market value of a share of the most senior class of equity securities of the Company outstanding at the time of exercise as determined by mutual agreement. If the warrant has not been exercised in full by October 7, 2023, the warrant shall automatically be exercised by instructing the Company to withhold a number of Warrant Securities then issuable upon exercise of the warrant with an aggregate fair market value as of the exercise date equal to the exercise price of $0.01 multiplied by the number of the December Warrant Securities as determined by the December Warrant Value.

The warrants are considered an unconditional obligation to issue variable number of the Company’s shares for a fixed monetary amount known at inception. As such, the warrants are recorded as a liability until exercised.

The Company measured the fair value of the warrants to be $2,756,669, comprised of $1,758,565 fair value of Series A3 Preferred Stock, and $998,104 fair value of Series A3 Preferred Stock warrants based on a Black-Scholes option pricing model. The Company recorded the fair value of the warrant on inception date as a liability on the consolidated balance sheet as of December 31, 2021 and the excess fair value over the proceeds received from the First and Second December Promissory Note in the amount of $1,636,669 was recorded in other expense on the accompanying consolidated statements of operations. The Company remeasured the fair value on the settlement date, February 14, 2022, and the periodic change in fair value, which amounted to $71,293, was reflected in change of fair value of warrant liabilities within the consolidated statements of operations.

The following assumptions were used when calculating the fair value of the A3 Warrants:

	2022	2021
Exercise price of the warrants	$0.01-1.125	$0.01-1.125
Contractual life of the warrants	0.01-6.88 years	0.3-7 years
Current value of the underlying Series A3 Preferred Stock	$0.77	$0.80
Expected volatility	28.3%-65.3%	66.6%-71.3%
Expected dividend yield	0.00%	0.00%
Risk-free interest rates	0.05%-2.01%	0.02%-1.44%

Pursuant to the terms of the December Warrant Securities, upon closing of the Merger the warrant securities were exercised and the Company issued 2,376,439 shares of its Series B Preferred Stock and warrants to purchase 2,376,439 shares of Series B Preferred Stock at an exercise price of $1.125 based on the Exchange Ratio of 1.26855 (see Note 20).

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

NOTE 18 – WARRANTS (CONTINUED)

Warrants Classified as Equity

On November 9, 2015, Fr8App issued 522 ordinary shares warrants to two founders with an exercise price of $86.71. The warrants expire and are no longer exercisable at the earlier of the tenth anniversary of the date the warrants were issued or the date Fr8App is acquired by another entity.

Under the terms of a short-term borrowing agreement signed in 2017, the lender had a right to invest up to the greater of (i) $250,000 or (ii) an amount that would maintain Lender’s pro rata ownership in Fr8App under the same terms provided to other investors. On November 15, 2018, Fr8App and the lender agreed on the terms of the right to invest by granting the lender a warrant to purchase up to 4,165 series seed preferred shares of Fr8App at an exercise price of $18.00 per share. The warrants expire and are no longer exercisable at the tenth anniversary of the date the warrants were issued. The warrant shall be automatically exchanged for shares in the event of a change of control.

On August 26, 2020, Fr8App issued a warrant to an affiliate of a shareholder to purchase up to 441,605 Series A2 preferred shares at an exercise price of $0.43 in exchange for professional services. Effective December 31, 2020, this warrant was cancelled and a replacement warrant to purchase up to 441,605 Series A2 preferred shares at an exercise price of $0.43 was issued to an affiliate of the original warrant holder. The warrants expire on August 26, 2027. On December 17, 2021, the warrants were exercised (see Note 20).

The following assumptions were used when calculating the issuance date fair value:

Exercise price of the warrants	$0.43
Expected life of the warrants	7 years
Current value of the underlying share	$25.10
Expected volatility	101.70%
Expected dividend yield	0.00%
Risk-free interest rates	0.22%

On February 9, 2022, the Company and the SPA Investors entered into the A&R SPA (See Note 4) pursuant to which the Company agreed to, among other things, issue four series of warrants (Series A, Series B, Series C and Series D) to purchase an aggregate of 738,985 of the Company’s ordinary shares. These warrants will remain exercisable for a period of seven years after issuance. The exercise price of Series A, Series B, Series C and Series D Warrants are $33.00, $26.40, $16.50, $24.75 per ordinary share, respectively, subject to customary adjustments for stock splits, dividends, rights offerings, pro rata distributions and fundamental transactions.

On February 9, 2022, the Company and the PIPE Investors entered into a Securities Purchase Agreement pursuant to which the Company agreed to sell and issue to the PIPE Investors an aggregate of 1,060,606 restricted Series B Preferred Shares along with Series A warrants to purchase 106,061 of the Company’s ordinary shares, in a private placement for an aggregate purchase price of $3,500,000 upon closing of the Merger (See Note 4).

The following assumptions were used when calculating the fair value of the Series A, B, C and D Warrants:

Exercise price of the warrants	$16.50-33.00
Contractual life of the warrants	7 years
Current value of the underlying share	$26.30
Expected volatility	88.05%
Expected dividend yield	0.00%
Risk-free interest rates	1.98%

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

NOTE 18 – WARRANTS (CONTINUED)

On July 12, 2022, the Company entered into a securities amendment agreement with holders of the Company’s Series Seed, Series A1-A, Series A2, Series A4 Preferred Shares, Series B Preferred Shares and Series A, B, C and D warrants issued pursuant to the A&R SPA dated February 9, 2022 (the “Warrants”). The securities amendment agreement amended several terms of the Preferred Shares and the Warrants, including conversion terms. See Note 20 for further details.

As part of the October 27, 2022 securities purchase agreement, as described in Note 20, the Company issued 40,000 ordinary shares and 210,000 ordinary shares upon the exercise of warrant at an exercise price of $0.01 per share, for a total consideration of $1,002,100.

The table below summarizes the Company’s warrant activities:

	Number of Ordinary Shares Warrants (*)	Number of Series A, B, C, D Warrants (*)	Number of Series Seed Shares Warrants	Number of Series A2 Preferred Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at December 31, 2020	522	-	4,165	441,605	$0.43 to 86.71	$0.70
Forfeited	-	-	-	-	-	-
Exercised	-	-	-	(441,605)	0.43	0.43
Balance at December 31, 2021	522	-	4,165	-	18.00 to 86.71	25.65
Granted	210,000	845,046	-	-	0.01 to 33.00	19.39
Forfeited	-	-	-	-	-	-
Converted	-	(51,334)	-	-	16.50 to 33.00	21.00
Exercised	(210,000)	-	-	-	0.01	0.01
Balance at December 31, 2022	522	793,712	4,165	-	$16.50 to 86.71	$24.42

(*)	Only ordinary shares were adjusted in the March 24, 2023 reverse stock split.

Series A, B, C, and D Warrants conversion price are 0.779, 0.816, 0.888, 0.826, respectively. During the year ended December 31, 2022, 1,709 Series A Warrants were converted to 1,331 ordinary shares based on a conversion price of 0.779, 25,024 Series C Warrants were converted to 22,221 ordinary shares based on a conversion price of 0.888 and 24,601 Series D Warrants were converted to 20,320 ordinary shares based on a conversion price of 0.826.